Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund,

Vitus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund

and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated July 21, 2017 to the Summary Prospectuses and Statutory Prospectus,

each dated April 10, 2017, as supplemented May 8, 2017

Important Notice to Investors

Effective August 25, 2017, Rampart Investment Management Company, LLC (“Rampart”) will begin serving as subadviser to each of the above-named funds. At a meeting held on June 1-2, 2017, upon recommendation by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser, the Board of Trustees of the Trust voted to approve an investment subadvisory agreement between VIA and Rampart. In accordance with certain provisions of the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the rules thereunder, and/or certain exemptive orders obtained by VIA on behalf of the funds, shareholder approval is not required for this action.

No changes to the funds’ principal investment strategies or the risks related to principal investment strategies will occur as a result of implementing Rampart as a subadviser. There will be no changes to the funds’ portfolio management team except that each of the portfolio managers will provide their services as representatives of Rampart rather than VIA.

Changes to the funds’ current prospectuses are more fully described below and will be effective on August 25, 2017.

Actions described in each fund’s principal investment strategies as being taken by the fund’s adviser will be deemed to be described as being taken by the subadviser.

The following disclosure will be added under the heading “Management” in each fund’s summary prospectus and summary section of the statutory prospectus:

The fund’s subadviser is Rampart Investment Management Company, LLC (“Rampart”).

Under the subheading “Portfolio Management” in each fund’s summary prospectus and summary section of the statutory prospectus, the disclosure for each portfolio manager will be revised by replacing “VIA” with “Rampart.”

The third paragraph under the heading “The Adviser” in the section “Management of the Funds” on page 180 of the statutory prospectus will be replaced with the following: “VIA has appointed and oversees the activities of each of the subadvisers for the funds as shown in the table below. Each subadviser manages the investments of its respective fund(s) to conform with the fund’s investment policies as described in this prospectus.” Additionally, the following information will be added to the table immediately following the referenced paragraph.

Virtus Alternatives Diversifier Fund	Rampart
Virtus Equity Trend Fund	Rampart
Vitus Global Equity Trend Fund	Rampart
Virtus Multi-Asset Trend Fund	Rampart
Virtus Sector Trend Fund	Rampart

The paragraph about Rampart under the heading “The Subadvisers” in the section “Management of the Funds” on page 182 of the statutory prospectus will be replaced with the following: “Rampart, an affiliate of VIA, is located at 100 Pearl Street, 9th Floor, Hartford, CT 06103. Rampart has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of December 31, 2016, Rampart had approximately $751 million in assets under management.”

The following paragraph will replace the sentence currently introducing the table showing subadvisory fees under the heading “The Subadvisers” on page 182 of the statutory prospectus:

There is no subadvisory fee payable to Rampart with respect to Virtus Alternatives Diversifier Fund. With respect to each of the other funds, VIA pays each subadviser a subadvisory fee which is calculated on the fund’s average daily net assets at the following annual rates:

The following information will be added to the table immediately following the new paragraph.

Virtus Equity Trend Fund	50% of the net investment management fee
Vitus Global Equity Trend Fund	50% of the net investment management fee
Virtus Multi-Asset Trend Fund	50% of the net investment management fee
Virtus Sector Trend Fund	50% of the net investment management fee

The following information showing the portfolio managers for each of the funds will be added under the heading “Rampart” on page 186 of the statutory prospectus:

Virtus Alternatives Diversifier Fund	Warun Kumar (since September 2016)
Virtus Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Global Equity Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Multi-Asset Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)
Virtus Sector Trend Fund	Michael Davis (since September 2016) Brendan R. Finneran (since September 2016) Robert F. Hofeman, Jr. (since September 2016) Warun Kumar (since May 2015)

All disclosure under the heading “VIA” beginning on page 187 of the statutory prospectus will be removed.

Additionally, effective September 26, 2017, each fund’s name will change as shown in the table below:

Current Name	New Name
Virtus Alternatives Diversifier Fund	Virtus Rampart Alternatives Diversifier Fund
Virtus Equity Trend Fund	Virtus Rampart Equity Trend Fund
Virtus Global Equity Trend Fund	Virtus Rampart Global Equity Trend Fund
Virtus Multi-Asset Trend Fund	Virtus Rampart Multi-Asset Trend Fund
Virtus Sector Trend Fund	Virtus Rampart Sector Trend Fund

Effective September 26, 2017, all references to each of the funds using its respective current name will be deemed to be using its respective new name.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Rampart - AD&TrendFunds (7/2017)

2

Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund,

Vitus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund

and Virtus Sector Trend Fund,

each a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated July 21, 2017 to the Statement of Additional Information (“SAI”)

dated April 10, 2017, as supplemented May 8, 2017

Important Notice to Investors

Effective August 25, 2017, Rampart Investment Management Company, LLC (“Rampart”) will begin serving as subadviser to each of the above-named funds. At a meeting held on June 1-2, 2017, upon recommendation by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser, the Board of Trustees of the Trust voted to approve an investment subadvisory agreement between VIA and Rampart. In accordance with certain provisions of the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the rules thereunder, and/or certain exemptive orders obtained by VIA on behalf of the funds, shareholder approval is not required for this action.

No changes to the funds’ principal investment strategies or the risks related to principal investment strategies will occur as a result of implementing Rampart as a subadviser. There will be no changes to the funds’ portfolio management team except that each of the portfolio managers will provide their services as representatives of Rampart rather than VIA.

Changes to the funds’ current SAI are more fully described below and will be effective on August 25, 2017.

The Glossary entry for Rampart on page 5 of the SAI will be replaced with: “Rampart Investment Management Company, LLC, subadviser to the Alternatives Diversifier Fund, Equity Trend Fund, Global Equity Trend Fund, Low Volatility Equity Fund, Multi-Asset Trend Fund and Virtus Sector Trend Fund.”

In the table “Non-Public Portfolio Holdings Information” beginning on page 10 of the SAI, the information in the “Type of Service Provider” column that describes Rampart as subadviser will be replaced with: “Subadviser (Alternatives Diversifier Fund, Equity Trend Fund, Global Equity Trend Fund, Low Volatility Equity Fund, Multi-Asset Trend Fund and Virtus Sector Trend Fund).”

The caption for the description of Rampart on page 89 of the SAI will be replaced with: “Rampart – Alternatives Diversifier Fund, Equity Trend Fund, Global Equity Trend Fund, Low Volatility Equity Fund, Multi-Asset Trend Fund and Virtus Sector Trend Fund.” Additionally, the second paragraph of the referenced description will be replaced with: “For its services as subadviser, VIA pays Rampart a fee at the rate of 50% of the net advisory fee paid by each Fund for which Rampart acts as subadviser with the exception of the Alternatives Diversifier Fund, for which there is no subadvisory fee.”

Additionally, effective September 26, 2017, each fund’s name will change as shown in the table below:

Current Name	New Name
Virtus Alternatives Diversifier Fund	Virtus Rampart Alternatives Diversifier Fund
Virtus Equity Trend Fund	Virtus Rampart Equity Trend Fund
Virtus Global Equity Trend Fund	Virtus Rampart Global Equity Trend Fund
Virtus Multi-Asset Trend Fund	Virtus Rampart Multi-Asset Trend Fund
Virtus Sector Trend Fund	Virtus Rampart Sector Trend Fund

Effective September 26, 2017, all references to each of the funds using its respective current name will be deemed to be using its respective new name.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/Rampart - AD&TrendFunds SAI (7/2017)